Note Deposits (Summary of certificates of deposit by maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits Abstract
2018	$ 3,941,152
2019	1,150,663
2020	1,083,152
2021	710,484
2022	581,771
2023 and thereafter	47,656
Total certificates of deposit	$ 7,514,878	$ 7,709,542